Covered Loans Past Due Status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	$ 24,951,299	$ 25,564,917
Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	8,960,981	9,470,225
Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	4,086,647	4,690,441
Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	858,454	1,141,343
Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	6,691,414	5,784,181
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	76,005	233,675
Past Due 60-89 Days	58,815	146,180
Past Due 90 Days or More	1,265,530	953,284
Total Past Due	1,400,350	1,333,139
Current	2,948,353	3,503,743
Loans held-in-portfolio	4,348,703	4,836,882
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	35,286	108,244
Past Due 60-89 Days	25,273	89,403
Past Due 90 Days or More	519,222	434,956
Total Past Due	579,781	632,603
Current	1,691,514	1,830,946
Loans held-in-portfolio	2,271,295	2,463,549
Covered Under Loss Sharing Agreements With F D I C [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	4,438	12,091
Past Due 60-89 Days	1,390	5,491
Past Due 90 Days or More	99,555	32,585
Total Past Due	105,383	50,167
Current	136,064	253,465
Loans held-in-portfolio	241,447	303,632
Covered Under Loss Sharing Agreements With F D I C [Member] | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	997	23,445
Past Due 60-89 Days	625	11,906
Past Due 90 Days or More	434,661	351,386
Total Past Due	436,283	386,737
Current	110,543	253,755
Loans held-in-portfolio	546,826	640,492
Covered Under Loss Sharing Agreements With F D I C [Member] | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	32,371	80,978
Past Due 60-89 Days	28,238	34,897
Past Due 90 Days or More	196,541	119,745
Total Past Due	257,150	235,620
Current	915,804	1,023,839
Loans held-in-portfolio	1,172,954	1,259,459
Covered Under Loss Sharing Agreements With F D I C [Member] | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days	2,913	8,917
Past Due 60-89 Days	3,289	4,483
Past Due 90 Days or More	15,551	14,612
Total Past Due	21,753	28,012
Current	94,428	141,738
Loans held-in-portfolio	$ 116,181	$ 169,750